Share of results of associates - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Share of exceptional losses of associates	£ 146.1	£ 47.8	£ 41.5
Kantar [member]
Disclosure of associates [line items]
Amortisation and impairment of acquired intangible assets other than goodwill	54.3	5.3	0.0
Restructuring and one-off transformation costs	£ 89.3	£ 20.3	£ 0.0